Income Taxes - Summary of Amount and Expiration Dates of Operating Loss and Tax Credit Carryforwards (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Operating Loss And Tax Credit Carryforwards [Line Items]
Other	$ 0.4
Total	$ 917.3
Expiration Date	various
Canada Net Operating Loss Carryforwards [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Amount	$ 182.5
Expiration Date	2030-2034
Canada [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Amount	$ 1.3
Expiration Date	Indefinite
U S Federal [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Amount	$ 203.5
Expiration Date	2034
State Net Operating Loss Carryforwards [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Amount	$ 360.2
Expiration Date	2016-2034
United States [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Amount	$ 59.4
Expiration Date	2018
U.S. Foreign Tax Credits [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
U.S. foreign tax credits	$ 20.2
Expiration Date	2015-2025
Foreign Tax Authority [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Amount	$ 88.0
Expiration Date	Indefinite
Non-U.S. Net Operating Loss Carryforwards [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Amount	$ 1.8
Expiration Date	2015-2034